Short-Term and Long-Term Debt (Details) - Schedule short-term related party debt - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule short-term related party debt [Abstract]
Senior Secured Convertible Debenture - related party	$ 47
Debt Discount-related party	(27)
Senior Secured Convertible Debenture - related party, net	$ 20